Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
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C000146953
Account Value [Line Items]
Account Value	$ 10,157		$ 16,093	$ 15,796	$ 15,624	$ 15,278	$ 15,638	$ 15,268	$ 15,037	$ 14,956	$ 14,390	$ 13,556	$ 13,773	$ 14,126	$ 14,319	$ 14,003	$ 13,597	$ 13,815	$ 13,607	$ 13,513	$ 13,851	$ 13,084	$ 13,407	$ 12,748	$ 12,305	$ 13,327	$ 13,745	$ 12,983	$ 13,957	$ 14,100	$ 14,945	$ 14,861	$ 15,278	$ 15,835	$ 15,362	$ 15,614	$ 15,269	$ 15,718	$ 15,451	$ 15,375	$ 15,231	$ 15,094	$ 14,663	$ 14,410	$ 14,266	$ 14,296	$ 13,851	$ 12,919	$ 13,079	$ 13,244	$ 12,960	$ 12,502	$ 12,361	$ 11,904	$ 11,063	$ 13,070	$ 13,682	$ 13,682	$ 13,399	$ 13,274	$ 13,184	$ 13,037	$ 13,081	$ 13,022	$ 12,565	$ 12,819	$ 12,567	$ 12,374	$ 12,193	$ 11,402	$ 12,045	$ 11,977	$ 12,513	$ 12,501	$ 12,430	$ 12,123	$ 12,166	$ 12,109	$ 12,030	$ 12,158	$ 12,569	$ 12,256	$ 12,112	$ 11,998	$ 11,860	$ 11,694	$ 11,698	$ 11,513	$ 11,442	$ 11,355	$ 11,203	$ 11,128	$ 10,915	$ 10,707	$ 10,465	$ 10,449	$ 10,532	$ 10,513	$ 10,408	$ 10,028	$ 10,109	$ 9,964	$ 9,790	$ 9,325	$ 9,457	$ 9,875	$ 10,060	$ 10,066	$ 9,620	$ 9,905	$ 10,367	$ 10,242	$ 10,523	$ 10,460	$ 10,489	$ 10,462	$ 10,080	$ 10,026
C000146951
Account Value [Line Items]
Account Value	9,623		14,897	14,608	14,469	14,135	14,471	14,148	13,921	13,849	13,328	12,557	12,777	13,091	13,288	12,982	12,608	12,813	12,623	12,538	12,855	12,161	12,448	11,854	11,429	12,381	12,772	12,067	12,990	13,111	13,899	13,839	14,229	14,737	14,314	14,551	14,219	14,654	14,408	14,326	14,195	14,071	13,672	13,439	13,321	13,338	12,926	12,058	12,210	12,367	12,104	11,678	11,550	11,138	10,341	12,233	12,794	12,797	12,535	12,421	12,339	12,204	12,248	12,195	11,769	12,023	11,777	11,610	11,431	10,703	11,296	11,236	11,741	11,732	11,668	11,382	11,425	11,373	11,313	11,424	11,813	11,532	11,388	11,295	11,167	11,013	11,008	10,837	10,772	10,703	10,563	10,483	10,284	10,090	9,875	9,851	9,932	9,915	9,829	9,473	9,541	9,406	9,254	8,806	8,932	9,329	9,506	9,513	9,094	9,376	9,804	9,699	9,957	9,908	9,928	9,906	9,537	9,496
C000146952
Account Value [Line Items]
Account Value	10,155		14,800	14,514	14,376	14,044	14,377	14,056	13,831	13,759	13,241	12,476	12,694	13,006	13,202	12,898	12,527	12,730	12,541	12,457	12,772	12,082	12,367	11,778	11,363	12,318	12,717	12,021	12,949	13,078	13,874	13,808	14,207	14,738	14,324	14,557	14,247	14,693	14,441	14,382	14,259	14,143	13,749	13,523	13,399	13,438	13,030	12,163	12,323	12,490	12,231	11,809	11,686	11,275	10,474	12,387	12,979	12,989	12,732	12,623	12,548	12,417	12,469	12,424	11,997	12,264	12,019	11,857	11,680	10,943	11,557	11,502	12,027	12,026	11,968	11,681	11,733	11,687	11,620	11,754	12,162	11,880	11,738	11,649	11,525	11,373	11,375	11,205	11,144	11,080	10,930	10,866	10,666	10,471	10,255	10,235	10,326	10,315	10,233	9,867	9,944	9,809	9,657	9,195	9,332	9,754	9,945	9,959	9,525	9,827	10,284	10,180	10,458	10,413	10,441	10,424	10,052	10,006
C000166008
Account Value [Line Items]
Account Value	10,157		16,175	15,876	15,703	15,355	15,697	15,343	15,093	15,029	14,443	13,605	13,839	14,176	14,386	14,051	13,643	13,878	13,652	13,557	13,896	13,143	13,449	12,804	12,343	13,367	13,786	13,022	14,014	14,157	14,988	14,919	15,336	15,879	15,419	15,671	15,309	15,774	15,506	15,413	15,284	15,131	14,698	14,459	14,314	14,329	13,897	12,948	13,107	13,272	13,001	12,527	12,386	11,941	11,085	13,109	13,707	13,706	13,423	13,297	13,206	13,058	13,115	13,056	12,584	12,852	12,585	12,404	12,210	11,430	12,073	11,992	12,541	12,529	12,457	12,148	12,192	12,121	12,054	12,169	12,581	12,278	12,121	12,019	11,881	11,714	11,705	11,520	11,448	11,373	11,221	11,145	10,919	10,711	10,480	10,452	10,535	10,515	10,421	10,041	10,110	9,965	9,801	9,325	9,457	9,875	10,060	10,066	9,620	9,905	10,367	10,242	10,523	10,460	10,489	10,462	10,080	10,026
C000058061
Account Value [Line Items]
Account Value	10,145	$ 10,160	15,043	14,705	14,598	14,316	14,591	14,312	14,231	14,220	13,660	12,947	13,161	13,455	13,632	13,403	13,181	13,418	13,216	13,109	13,420	12,803	12,962	12,429	12,162	12,867	13,138	12,600	13,272	13,361	13,889	13,861	14,163	14,479	14,168	14,361	14,206	14,455	14,285	14,248	14,169	14,057	13,788	13,592	13,488	13,503	13,212	12,591	12,676	12,764	12,597	12,253	12,151	11,818	11,189	12,452	12,721	12,669	12,483	12,425	12,376	12,325	12,270	12,220	11,957	12,033	11,903	11,740	11,603	11,127	11,413	11,395	11,649	11,635	11,584	11,397	11,433	11,428	11,385	11,463	11,675	11,541	11,455	11,420	11,351	11,286	11,274	11,162	11,109	11,023	10,897	10,853	10,725	10,586	10,445	10,475	10,528	10,510	10,448	10,216	10,189	10,114	9,982	9,674	9,716	9,920	10,021	10,065	9,803	9,946	10,194	10,142	10,295	10,280	10,231	10,278	10,079	10,055	$ 10,053	$ 9,979
C000058062
Account Value [Line Items]
Account Value	9,604	9,633	13,913	13,603	13,506	13,248	13,506	13,250	13,178	13,171	12,654	11,996	12,197	12,472	12,639	12,429	12,225	12,436	12,263	12,166	12,458	11,887	12,037	11,544	11,299	11,957	12,211	11,714	12,342	12,427	12,910	12,886	13,170	13,467	13,180	13,375	13,222	13,468	13,312	13,270	13,199	13,108	12,848	12,680	12,574	12,602	12,333	11,744	11,826	11,921	11,768	11,448	11,344	11,047	10,460	11,644	11,899	11,853	11,681	11,619	11,585	11,530	11,491	11,447	11,203	11,277	11,157	10,996	10,879	10,435	10,706	10,692	10,932	10,922	10,876	10,702	10,738	10,736	10,698	10,764	10,976	10,851	10,772	10,742	10,679	10,621	10,602	10,508	10,450	10,372	10,265	10,216	10,097	9,978	9,846	9,878	9,929	9,914	9,858	9,641	9,618	9,549	9,426	9,137	9,178	9,373	9,471	9,506	9,269	9,406	9,643	9,587	9,743	9,731	9,686	9,733	9,546	9,525	9,527	9,460
C000058060
Account Value [Line Items]
Account Value	10,111	10,152	13,831	13,523	13,427	13,170	13,426	13,172	13,100	13,093	12,580	11,925	12,125	12,399	12,565	12,355	12,153	12,363	12,191	12,095	12,385	11,817	11,966	11,476	11,232	11,886	12,139	11,651	12,284	12,377	12,866	12,851	13,143	13,448	13,169	13,361	13,227	13,471	13,323	13,301	13,238	13,143	12,902	12,729	12,641	12,666	12,415	11,828	11,919	12,011	11,864	11,549	11,462	11,156	10,581	11,787	12,052	12,014	11,846	11,791	11,764	11,715	11,672	11,646	11,404	11,487	11,361	11,215	11,102	10,655	10,939	10,931	11,174	11,180	11,141	10,969	11,003	11,018	10,986	11,061	11,285	11,154	11,090	11,065	11,008	10,944	10,941	10,841	10,798	10,724	10,620	10,576	10,459	10,331	10,202	10,250	10,311	10,291	10,240	10,030	10,002	9,946	9,824	9,529	9,568	9,778	9,887	9,938	9,696	9,846	10,101	10,048	10,219	10,203	10,163	10,228	10,037	10,012	10,027	9,962
C000182622
Account Value [Line Items]
Account Value	10,145	10,160	15,098	14,758	14,635	14,351	14,627	14,346	14,265	14,253	13,705	12,975	13,204	13,498	13,661	13,444	13,221	13,445	13,255	13,147	13,459	12,826	12,998	12,450	12,182	12,901	13,172	12,620	13,306	13,394	13,911	13,882	14,184	14,500	14,188	14,394	14,225	14,474	14,302	14,266	14,186	14,084	13,802	13,618	13,501	13,516	13,236	12,601	12,686	12,773	12,605	12,260	12,157	11,824	11,206	12,469	12,738	12,686	12,499	12,429	12,390	12,328	12,272	12,233	11,969	12,045	11,903	11,740	11,602	11,125	11,422	11,404	11,647	11,643	11,592	11,403	11,428	11,433	11,391	11,457	11,680	11,534	11,458	11,423	11,353	11,278	11,265	11,152	11,099	11,013	10,896	10,842	10,725	10,586	10,445	10,475	10,528	10,510	10,448	10,216	10,189	10,114	9,982	9,674	9,716	9,920	10,021	10,065	9,803	9,946	10,194	10,142	10,295	10,280	10,231	10,278	10,079	10,055	10,053	9,979
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,254		24,954	24,522	24,033	23,006	23,893	23,149	22,208	21,944	20,918	19,125	19,696	20,584	21,088	20,402	19,239	19,433	19,098	18,526	18,982	17,728	18,514	17,310	16,150	17,806	18,583	17,216	18,848	18,834	20,540	19,992	20,511	21,656	20,769	21,234	20,096	20,966	20,457	20,097	19,802	19,521	18,653	18,052	17,601	17,778	17,055	15,121	15,600	16,157	15,145	14,454	14,081	13,432	12,110	13,957	15,245	15,339	14,892	14,489	14,129	13,835	14,124	14,054	13,185	13,993	13,514	13,338	12,949	12,014	13,003	12,857	13,876	13,799	13,630	13,217	13,224	13,141	12,992	13,282	13,856	13,161	12,985	12,710	12,474	12,200	12,183	11,898	11,853	11,607	11,438	11,317	11,012	10,752	10,501	10,352	10,556	10,501	10,492	10,067	10,181	10,124	9,966	9,333	9,403	10,001	10,180	10,231	9,480	9,843	10,540	10,354	10,601	10,564	10,322	10,487	9,906	10,089
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,254		24,954	24,522	24,033	23,006	23,893	23,149	22,208	21,944	20,918	19,125	19,696	20,584	21,088	20,402	19,239	19,433	19,098	18,526	18,982	17,728	18,514	17,310	16,150	17,806	18,583	17,216	18,848	18,834	20,540	19,992	20,511	21,656	20,769	21,234	20,096	20,966	20,457	20,097	19,802	19,521	18,653	18,052	17,601	17,778	17,055	15,121	15,600	16,157	15,145	14,454	14,081	13,432	12,110	13,957	15,245	15,339	14,892	14,489	14,129	13,835	14,124	14,054	13,185	13,993	13,514	13,338	12,949	12,014	13,003	12,857	13,876	13,799	13,630	13,217	13,224	13,141	12,992	13,282	13,856	13,161	12,985	12,710	12,474	12,200	12,183	11,898	11,853	11,607	11,438	11,317	11,012	10,752	10,501	10,352	10,556	10,501	10,492	10,067	10,181	10,124	9,966	9,333	9,403	10,001	10,180	10,231	9,480	9,843	10,540	10,354	10,601	10,564	10,322	10,487	9,906	10,089
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,254		24,954	24,522	24,033	23,006	23,893	23,149	22,208	21,944	20,918	19,125	19,696	20,584	21,088	20,402	19,239	19,433	19,098	18,526	18,982	17,728	18,514	17,310	16,150	17,806	18,583	17,216	18,848	18,834	20,540	19,992	20,511	21,656	20,769	21,234	20,096	20,966	20,457	20,097	19,802	19,521	18,653	18,052	17,601	17,778	17,055	15,121	15,600	16,157	15,145	14,454	14,081	13,432	12,110	13,957	15,245	15,339	14,892	14,489	14,129	13,835	14,124	14,054	13,185	13,993	13,514	13,338	12,949	12,014	13,003	12,857	13,876	13,799	13,630	13,217	13,224	13,141	12,992	13,282	13,856	13,161	12,985	12,710	12,474	12,200	12,183	11,898	11,853	11,607	11,438	11,317	11,012	10,752	10,501	10,352	10,556	10,501	10,492	10,067	10,181	10,124	9,966	9,333	9,403	10,001	10,180	10,231	9,480	9,843	10,540	10,354	10,601	10,564	10,322	10,487	9,906	10,089
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,254		24,954	24,522	24,033	23,006	23,893	23,149	22,208	21,944	20,918	19,125	19,696	20,584	21,088	20,402	19,239	19,433	19,098	18,526	18,982	17,728	18,514	17,310	16,150	17,806	18,583	17,216	18,848	18,834	20,540	19,992	20,511	21,656	20,769	21,234	20,096	20,966	20,457	20,097	19,802	19,521	18,653	18,052	17,601	17,778	17,055	15,121	15,600	16,157	15,145	14,454	14,081	13,432	12,110	13,957	15,245	15,339	14,892	14,489	14,129	13,835	14,124	14,054	13,185	13,993	13,514	13,338	12,949	12,014	13,003	12,857	13,876	13,799	13,630	13,217	13,224	13,141	12,992	13,282	13,856	13,161	12,985	12,710	12,474	12,200	12,183	11,898	11,853	11,607	11,438	11,317	11,012	10,752	10,501	10,352	10,556	10,501	10,492	10,067	10,181	10,124	9,966	9,333	9,403	10,001	10,180	10,231	9,480	9,843	10,540	10,354	10,601	10,564	10,322	10,487	9,906	10,089
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,212	10,110	11,727	11,459	11,352	11,162	11,452	11,347	11,510	11,541	11,116	10,634	10,805	11,086	11,158	11,165	11,205	11,329	11,260	10,982	11,273	10,937	10,986	10,596	10,735	11,220	11,547	11,271	11,451	11,377	11,826	12,164	12,301	12,572	12,604	12,567	12,571	12,681	12,705	12,564	12,477	12,436	12,338	12,495	12,678	12,769	12,752	12,628	12,684	12,691	12,795	12,606	12,527	12,469	12,251	12,324	12,106	11,878	11,886	11,892	11,856	11,920	11,619	11,593	11,449	11,250	11,247	11,035	11,041	10,925	10,728	10,664	10,749	10,819	10,750	10,747	10,761	10,684	10,764	10,696	10,798	10,924	10,874	10,888	10,882	10,934	10,837	10,790	10,801	10,719	10,636	10,642	10,571	10,550	10,535	10,791	10,874	10,880	10,893	10,824	10,633	10,630	10,590	10,494	10,420	10,278	10,311	10,339	10,337	10,268	10,282	10,211	10,324	10,349	10,386	10,338	10,436	10,222	10,140	10,042
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,212	10,110	11,727	11,459	11,352	11,162	11,452	11,347	11,510	11,541	11,116	10,634	10,805	11,086	11,158	11,165	11,205	11,329	11,260	10,982	11,273	10,937	10,986	10,596	10,735	11,220	11,547	11,271	11,451	11,377	11,826	12,164	12,301	12,572	12,604	12,567	12,571	12,681	12,705	12,564	12,477	12,436	12,338	12,495	12,678	12,769	12,752	12,628	12,684	12,691	12,795	12,606	12,527	12,469	12,251	12,324	12,106	11,878	11,886	11,892	11,856	11,920	11,619	11,593	11,449	11,250	11,247	11,035	11,041	10,925	10,728	10,664	10,749	10,819	10,750	10,747	10,761	10,684	10,764	10,696	10,798	10,924	10,874	10,888	10,882	10,934	10,837	10,790	10,801	10,719	10,636	10,642	10,571	10,550	10,535	10,791	10,874	10,880	10,893	10,824	10,633	10,630	10,590	10,494	10,420	10,278	10,311	10,339	10,337	10,268	10,282	10,211	10,324	10,349	10,386	10,338	10,436	10,222	10,140	10,042
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,212	10,110	11,727	11,459	11,352	11,162	11,452	11,347	11,510	11,541	11,116	10,634	10,805	11,086	11,158	11,165	11,205	11,329	11,260	10,982	11,273	10,937	10,986	10,596	10,735	11,220	11,547	11,271	11,451	11,377	11,826	12,164	12,301	12,572	12,604	12,567	12,571	12,681	12,705	12,564	12,477	12,436	12,338	12,495	12,678	12,769	12,752	12,628	12,684	12,691	12,795	12,606	12,527	12,469	12,251	12,324	12,106	11,878	11,886	11,892	11,856	11,920	11,619	11,593	11,449	11,250	11,247	11,035	11,041	10,925	10,728	10,664	10,749	10,819	10,750	10,747	10,761	10,684	10,764	10,696	10,798	10,924	10,874	10,888	10,882	10,934	10,837	10,790	10,801	10,719	10,636	10,642	10,571	10,550	10,535	10,791	10,874	10,880	10,893	10,824	10,633	10,630	10,590	10,494	10,420	10,278	10,311	10,339	10,337	10,268	10,282	10,211	10,324	10,349	10,386	10,338	10,436	10,222	10,140	10,042
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,212	$ 10,110	$ 11,727	$ 11,459	$ 11,352	$ 11,162	$ 11,452	$ 11,347	$ 11,510	$ 11,541	$ 11,116	$ 10,634	$ 10,805	$ 11,086	$ 11,158	$ 11,165	$ 11,205	$ 11,329	$ 11,260	$ 10,982	$ 11,273	$ 10,937	$ 10,986	$ 10,596	$ 10,735	$ 11,220	$ 11,547	$ 11,271	$ 11,451	$ 11,377	$ 11,826	$ 12,164	$ 12,301	$ 12,572	$ 12,604	$ 12,567	$ 12,571	$ 12,681	$ 12,705	$ 12,564	$ 12,477	$ 12,436	$ 12,338	$ 12,495	$ 12,678	$ 12,769	$ 12,752	$ 12,628	$ 12,684	$ 12,691	$ 12,795	$ 12,606	$ 12,527	$ 12,469	$ 12,251	$ 12,324	$ 12,106	$ 11,878	$ 11,886	$ 11,892	$ 11,856	$ 11,920	$ 11,619	$ 11,593	$ 11,449	$ 11,250	$ 11,247	$ 11,035	$ 11,041	$ 10,925	$ 10,728	$ 10,664	$ 10,749	$ 10,819	$ 10,750	$ 10,747	$ 10,761	$ 10,684	$ 10,764	$ 10,696	$ 10,798	$ 10,924	$ 10,874	$ 10,888	$ 10,882	$ 10,934	$ 10,837	$ 10,790	$ 10,801	$ 10,719	$ 10,636	$ 10,642	$ 10,571	$ 10,550	$ 10,535	$ 10,791	$ 10,874	$ 10,880	$ 10,893	$ 10,824	$ 10,633	$ 10,630	$ 10,590	$ 10,494	$ 10,420	$ 10,278	$ 10,311	$ 10,339	$ 10,337	$ 10,268	$ 10,282	$ 10,211	$ 10,324	$ 10,349	$ 10,386	$ 10,338	$ 10,436	$ 10,222	$ 10,140	$ 10,042
BlackRock Dynamic High Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
BlackRock Dynamic High Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
BlackRock Dynamic High Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
BlackRock Dynamic High Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
BlackRock Multi-Asset Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Multi-Asset Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Multi-Asset Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
BlackRock Multi-Asset Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index